BALANCE SHEETS (USD $)	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Current Assets
Cash	$ 0	$ 80	$ 840
Total Current Assets		80	840
Total Assets	0	80	840
Current Liabilities
Accounts payable and accrued expenses	82,292		46,720
Accounts payable to related party			24,857
Total current liabilities	82,292		71,577
Notes payable to related party			242,603
Total Liabilities	82,292		314,180
COMMITMENTS AND CONTINGENCIES
Stockholders' Deficit
Preferred stock, $0.01 stated value; 1,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding at December 31, 2014 and June 30, 2014, respectively	10,000		0
Common stock, $0.01 par value; 20,000,000 shares authorized; 10,183,927 shares issued and outstanding at December 31, 2014 and June 30, 2014	101,839	101,839	1,839
Additional Paid-in Capital	722,783	722,783	525,783
Accumulated Deficit	(916,914)	(824,542)	(840,962)
Total stockholders' equity (deficit)	(82,292)	80	(313,340)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 0	$ 80	$ 840